UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09987

Floating Rate Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Floating Rate Portfolio as of October 31, 2005

PORTFOLIO OF INVESTMENTS

Senior, Floating Rate

Interests — 96.8%(1)

Principal
Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.9%

	Alliant Techsystems, Inc.
$4,189,500	Term Loan, 5.23%, Maturing March 31, 2009	$4,214,377
	CACI International, Inc.
9,288,575	Term Loan, 5.23%, Maturing May 3, 2011	9,395,003
	Ceradyne, Inc.
7,647,700	Term Loan, 6.00%, Maturing August 18, 2011	7,685,939
	Delta Air Lines, Inc.
8,800,000	Term Loan, 10.39%, Maturing March 16, 2008	9,128,170
	Dresser Rand Group, Inc.
787,623	Term Loan, 4.44%, Maturing October 29, 2011	EUR	952,220
7,736,979	Term Loan, 6.08%, Maturing October 29, 2011	7,867,540
	DRS Technologies, Inc.
7,547,338	Term Loan, 5.77%, Maturing November 4, 2010	7,606,305
	Hexcel Corp.
10,960,222	Term Loan, 5.81%, Maturing March 1, 2012	11,076,675
	K&F Industries, Inc.
9,992,100	Term Loan, 6.38%, Maturing November 18, 2012	10,110,757
	Mid-Western Aircraft Systems, Inc.
6,364,050	Term Loan, 6.41%, Maturing December 31, 2011	6,453,942
	Standard Aero Holdings, Inc.
9,364,354	Term Loan, 6.25%, Maturing August 24, 2012	9,484,339
	Transdigm, Inc.
16,632,230	Term Loan, 6.19%, Maturing July 22, 2010	16,895,568
	Vought Aircraft Industries, Inc.
4,000,000	Term Loan, 6.09%, Maturing December 22, 2010	4,050,624
7,620,824	Term Loan, 6.59%, Maturing December 22, 2011	7,707,510
	Wam Aquisition, S.A.
4,714,710	Term Loan, 6.77%, Maturing April 8, 2013	4,730,966
4,714,710	Term Loan, 7.27%, Maturing April 8, 2014	4,747,930
	Wyle Laboratories, Inc.
4,492,425	Term Loan, 6.46%, Maturing January 28, 2011	4,557,004
		$126,664,869

Air Transport — 0.2%

	United Airlines, Inc.
$16,055,570	DIP Loan, 7.96%, Maturing December 31, 2006	$16,251,255
		$16,251,255

Automotive — 4.0%

	AA Acquisitions Co., Ltd.
$1,500,000	Term Loan, 7.36%, Maturing June 25, 2012	GBP	2,680,989
1,500,000	Term Loan, 7.86%, Maturing June 25, 2013	GBP	2,690,137
	Accuride Corp.
14,611,155	Term Loan, 6.18%, Maturing January 31, 2012	14,724,392
	Affina Group, Inc.
5,741,171	Term Loan, 6.40%, Maturing November 30, 2011	5,752,831
	Collins & Aikman Products Co.
7,008,070	Term Loan, 10.25%, Maturing August 31, 2011	6,741,511
	CSA Acquisition Corp.
4,698,665	Term Loan, 6.06%, Maturing December 23, 2011	4,728,032
3,990,512	Term Loan, 6.06%, Maturing December 23, 2011	4,015,452
	Dayco Products, LLC
12,559,598	Term Loan, 7.04%, Maturing June 23, 2011	12,708,744
	Dura Operating Corp.
2,500,000	Revolving Loan, 0.00%, Maturing May 3, 2011(2)	2,462,500
3,718,000	Term Loan, 7.44%, Maturing May 3, 2011	3,741,237
	Exide Technologies, Inc.
3,892,568	Term Loan, 9.37%, Maturing May 5, 2010	3,921,762
2,995,782	Term Loan, 9.37%, Maturing May 5, 2010	3,014,506
	Federal-Mogul Corp.
4,995,670	Revolving Loan, 5.83%, Maturing December 9, 2006(2)	4,679,280
4,108,827	Term Loan, 6.33%, Maturing December 9, 2006	3,870,429
6,000,000	Term Loan, 6.58%, Maturing December 9, 2006	5,659,374
5,137,364	Term Loan, 7.83%, Maturing December 9, 2006	5,150,207
12,795,732	Revolving Loan, 7.83%, Maturing December 9, 2006(2)	12,835,719
	Goodyear Tire & Rubber Co.
13,000,000	Revolving Loan, 0.00%, Maturing April 30, 2010(2)	12,951,250
5,890,000	Term Loan, 3.50%, Maturing April 30, 2010	5,942,592
19,720,000	Term Loan, 7.06%, Maturing April 30, 2010	19,915,149
1,000,000	Term Loan, 7.81%, Maturing March 1, 2011	994,250
	HLI Operating Co., Inc.
9,067,291	Term Loan, 7.15%, Maturing June 3, 2009	9,055,150
	Insurance Auto Auctions, Inc.
2,485,000	Term Loan, 6.45%, Maturing May 19, 2012	2,519,169
	Key Automotive Group
5,159,645	Term Loan, 6.86%, Maturing June 29, 2010	5,159,645
	Keystone Automotive Operations, Inc.
11,573,952	Term Loan, 5.80%, Maturing October 30, 2009	11,675,224
	Plastech Engineered Products, Inc.
2,430,911	Term Loan, 8.77%, Maturing March 31, 2010	2,321,520

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Automotive (continued)

	R.J. Tower Corp.
$6,120,000	DIP Revolving Loan, 5.45%, Maturing February 2, 2007(2)		$6,108,525
1,000,000	DIP Revolving Loan, 7.25%, Maturing February 2, 2007		1,018,958
	Speedy 1, Ltd.
1,978,627	Term Loan, 4.52%, Maturing August 31, 2013	EUR	2,400,451
1,978,627	Term Loan, 5.02%, Maturing August 31, 2014	EUR	2,411,163
	Tenneco Automotive, Inc.
11,860,733	Term Loan, 6.08%, Maturing December 12, 2009		12,059,033
4,505,755	Term Loan, 6.11%, Maturing December 12, 2010		4,581,087
	The Goodyear Dunlop Tires
1,000,000	Term Loan, 4.52%, Maturing April 30, 2010	EUR	1,201,742
	TI Automotive, Ltd.
7,547,855	Term Loan, 6.91%, Maturing June 30, 2011		7,425,202
	Trimas Corp.
8,447,689	Term Loan, 7.69%, Maturing December 31, 2009		8,539,203
	TRW Automotive, Inc.
13,994,250	Term Loan, 4.94%, Maturing October 31, 2010		14,100,956
21,104,942	Term Loan, 5.25%, Maturing June 30, 2012		21,331,377
	United Components, Inc.
7,108,157	Term Loan, 6.26%, Maturing June 30, 2010		7,223,665
			$258,312,413

Beverage and Tobacco — 1.3%

	Alliance One International, Inc.
$5,522,250	Term Loan, 6.73%, Maturing May 13, 2010		$5,522,250
	Constellation Brands, Inc.
30,902,710	Term Loan, 5.66%, Maturing November 30, 2011		31,275,489
	Culligan International Co.
7,573,500	Term Loan, 6.47%, Maturing September 30, 2011		7,671,327
	National Dairy Holdings, L.P.
8,427,650	Term Loan, 6.08%, Maturing March 15, 2012		8,496,125
	National Distribution Company
5,380,000	Term Loan, 10.56%, Maturing June 22, 2010		5,393,450
	Southern Wine & Spirits of America, Inc.
23,450,375	Term Loan, 5.53%, Maturing May 31, 2012		23,694,657
	Sunny Delight Beverages Co.
1,811,640	Term Loan, 8.25%, Maturing August 20, 2010		1,827,491
			$83,880,789

Building and Development — 7.5%

	401 North Wabash Venture, LLC
$9,500,000	Term Loan, 7.87%, Maturing May 7, 2008(2)		$9,595,000
	Biomed Realty, L.P.
21,175,000	Term Loan, 6.11%, Maturing May 31, 2010		21,201,469
	Contech Construction Products, Inc.
2,279,540	Term Loan, 6.15%, Maturing December 7, 2010		2,315,871
	DMB/CHII, LLC
409,692	Term Loan, 6.44%, Maturing March 3, 2007		410,716
	Empire Hawkeye Partners, L.P.
12,000,000	Term Loan, 5.54%, Maturing December 1, 2009(2)		12,015,000
	Formica Corp.
3,724,771	Term Loan, 9.03%, Maturing June 10, 2010		3,743,395
2,584,057	Term Loan, 9.03%, Maturing June 10, 2010		2,596,977
1,321,506	Term Loan, 9.03%, Maturing June 10, 2010		1,328,114
1,066,353	Term Loan, 9.03%, Maturing June 10, 2010		1,071,685
	FT-FIN Acquisition, LLC
7,140,190	Term Loan, 8.56%, Maturing November 17, 2007		7,158,041
	General Growth Properties, Inc.
5,108,024	Term Loan, 5.61%, Maturing November 12, 2007		5,134,627
53,827,782	Term Loan, 6.09%, Maturing November 12, 2008		54,484,912
	Hovstone Holdings, LLC
8,520,000	Term Loan, 6.29%, Maturing February 28, 2009		8,541,300
	Kyle Acquisition Group, LLC
3,531,157	Term Loan, 6.06%, Maturing July 20, 2008		3,575,297
3,268,843	Term Loan, 6.06%, Maturing July 20, 2010		3,309,703
	Landsource Communities, LLC
18,000,000	Term Loan, 6.50%, Maturing March 31, 2010		18,163,134
	Lion Gables Realty Limited
11,904,579	Term Loan, 5.63%, Maturing September 30, 2006		11,968,566
	LNR Property Corp.
33,711,829	Term Loan, 6.73%, Maturing February 3, 2008		33,985,738
	LNR Property Holdings
5,650,000	Term Loan, 8.23%, Maturing March 8, 2008		5,674,719
	Longyear Holdings, Inc.
3,758,580	Term Loan, 6.53%, Maturing July 28, 2012		3,763,278
939,645	Term Loan, 6.53%, Maturing July 28, 2012		940,820
	MAAX Corp.
6,670,586	Term Loan, 6.75%, Maturing June 4, 2011		6,637,233
	Mueller Group, Inc.
17,625,000	Term Loan, 6.40%, Maturing October 3, 2012		17,881,514

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Building and Development (continued)

	NCI Building Systems, Inc.
$9,016,184	Term Loan, 4.93%, Maturing June 18, 2010	$9,064,087
	Newkirk Master, L.P.
29,062,620	Term Loan, 6.02%, Maturing August 11, 2008	29,498,559
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 8.59%, Maturing May 25, 2006	5,415,123
2,333,333	Term Loan, 10.09%, Maturing May 25, 2006	2,339,167
	Nortek, Inc.
21,324,588	Term Loan, 5.92%, Maturing August 27, 2011	21,575,152
	Panolam Industries Holdings, Inc.
4,525,000	Term Loan, 6.77%, Maturing September 30, 2012	4,592,875
	Ply Gem Industries, Inc.
8,872,592	Term Loan, 6.16%, Maturing February 12, 2011	8,933,591
1,303,717	Term Loan, 6.16%, Maturing February 12, 2011	1,312,680
3,345,832	Term Loan, 6.64%, Maturing February 12, 2011	3,368,835
	Shea Mountain House, LLC
3,000,000	Term Loan, 5.80%, Maturing May 11, 2010	3,033,750
	South Edge, LLC
4,455,357	Term Loan, 5.31%, Maturing October 31, 2007	4,475,776
10,794,643	Term Loan, 5.56%, Maturing October 31, 2009	10,911,581
	St. Marys Cement, Inc.
16,138,408	Term Loan, 6.02%, Maturing December 4, 2010	16,420,830
	Stile Acquisition Corp.
19,854,933	Term Loan, 6.20%, Maturing April 6, 2013	19,804,164
	Stile U.S. Acquisition Corp.
19,885,367	Term Loan, 6.20%, Maturing April 6, 2013	19,834,520
	Sugarloaf Mills, L.P.
12,000,000	Term Loan, 5.79%, Maturing April 7, 2007	12,060,000
5,975,000	Term Loan, 6.94%, Maturing April 7, 2007	5,975,000
	Sunstone Hotel Partnership, LLC
10,000,000	Revolving Loan, 0.00%, Maturing October 26, 2007(2)	9,900,000
3,710,247	Term Loan, 6.33%, Maturing October 26, 2008	3,710,247
	TE / Tousa Senior, LLC
3,000,000	Revolving Loan, 0.00%, Maturing July 29, 2008(2)(3)	2,985,000
7,350,000	Term Loan, 6.56%, Maturing August 1, 2008	7,469,437
	The Woodlands Community Property Co.
9,888,000	Term Loan, 6.11%, Maturing November 30, 2007	9,949,800
4,090,000	Term Loan, 8.11%, Maturing November 30, 2007	4,151,350
	Tousa/Kolter, LLC
12,620,000	Term Loan, 6.11%, Maturing January 7, 2008(2)	12,683,100
	Tower Financing, LLC
7,300,000	Term Loan, 7.54%, Maturing July 9, 2008	7,309,125
	Trustreet Properties, Inc.
5,700,000	Term Loan, 5.86%, Maturing April 8, 2010	5,753,437
	Whitehall Street Real Estate, L.P.
7,737,500	Term Loan, 7.83%, Maturing September 11, 2006(3)	7,867,490
		$485,891,785

Business Equipment and Services — 4.0%

	Acco Brands Corp.
$4,435,000	Term Loan, 5.73%, Maturing August 17, 2012	$4,490,992
	Affinion Group, Inc.
16,100,000	Term Loan, 6.91%, Maturing October 17, 2012	16,002,724
	Allied Security Holdings, LLC
8,075,000	Term Loan, 7.78%, Maturing June 30, 2010	8,186,031
	Baker & Taylor, Inc.
10,800,000	Revolving Loan, 5.66%, Maturing May 6, 2011(2)	10,746,000
4,650,000	Term Loan, 10.65%, Maturing May 6, 2011	4,708,125
	Buhrmann US, Inc.
10,888,664	Term Loan, 6.30%, Maturing December 31, 2010	11,099,632
	DynCorp International, LLC
8,094,325	Term Loan, 6.75%, Maturing February 11, 2011	8,128,054
	Global Imaging Systems, Inc.
8,564,697	Term Loan, 5.38%, Maturing May 10, 2010	8,628,932
	Info USA, Inc.
4,510,417	Term Loan, 6.53%, Maturing March 25, 2009	4,521,693
2,673,750	Term Loan, 6.78%, Maturing June 4, 2010	2,680,434
	Iron Mountain, Inc.
19,916,913	Term Loan, 5.63%, Maturing April 2, 2011	20,125,423
25,308,750	Term Loan, 5.72%, Maturing April 2, 2011	25,553,941
	Language Line, Inc.
11,975,572	Term Loan, 8.45%, Maturing June 11, 2011	12,084,849
	Mitchell International, Inc.
5,468,560	Term Loan, 6.15%, Maturing August 11, 2011	5,521,540
	Protection One, Inc.
7,182,354	Term Loan, 6.91%, Maturing April 18, 2011	7,269,892
	Sungard Data Systems, Inc.
89,121,638	Term Loan, 6.28%, Maturing February 11, 2013	90,007,774
	Transaction Network Services, Inc.
5,672,859	Term Loan, 5.85%, Maturing May 4, 2012	5,729,588
	US Investigations Services, Inc.
5,100,000	Term Loan, 6.57%, Maturing October 14, 2012	5,157,375

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Business Equipment and Services (continued)

	Western Inventory Services
$1,726,191	Term Loan, 6.97%, Maturing March 31, 2011	$1,741,295
1,514,203	Term Loan, 6.99%, Maturing March 31, 2011	1,527,452
1,000,000	Term Loan, 10.77%, Maturing October 14, 2011	1,010,000
	Williams Scotsman, Inc.
5,250,000	Term Loan, 6.66%, Maturing June 27, 2010	5,318,906
		$260,240,652

Cable and Satellite Television — 4.2%

	Adelphia Communications Corp.
$21,356,806	DIP Loan, 6.31%, Maturing March 31, 2006	$21,463,590
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 6.52%, Maturing September 1, 2011	10,122,424
	Bragg Communications, Inc.
7,647,018	Term Loan, 5.86%, Maturing August 31, 2011	7,756,944
	Bresnan Communications, LLC
3,312,528	Term Loan, 7.57%, Maturing September 30, 2009	3,360,146
3,000,000	Term Loan, 7.48%, Maturing September 30, 2010	3,045,000
	Canadian Cable Acquisition Co., Inc.
6,618,150	Term Loan, 7.02%, Maturing July 30, 2011	6,686,403
	Cebridge Connections, Inc.
5,220,500	Term Loan, 7.04%, Maturing February 23, 2009	5,253,128
	Charter Communications Operating, LLC
11,985,100	Term Loan, 7.25%, Maturing April 27, 2010	11,983,098
60,502,905	Term Loan, 7.50%, Maturing April 27, 2011	60,732,332
	EWT Elektro & Nachrichtentech
3,500,000	Term Loan, 5.12%, Maturing November 30, 2012	EUR	4,197,365
	Iesy Hessen GmbH and Co., KG
8,900,000	Term Loan, 4.88%, Maturing February 14, 2013	EUR	10,719,745
4,600,000	Term Loan, 5.38%, Maturing February 14, 2014	EUR	5,566,124
	Insight Midwest Holdings, LLC
23,987,812	Term Loan, 6.06%, Maturing December 31, 2009	24,355,137
	Kabel Deutschland GmbH
4,555,169	Term Loan, 4.40%, Maturing March 29, 2011	EUR	5,480,767
	MCC Iowa, LLC
2,398,250	Term Loan, 5.35%, Maturing March 31, 2010	2,398,749
9,872,900	Term Loan, 6.03%, Maturing February 3, 2014	10,027,164
	Mediacom Illinois, LLC
2,000,000	Term Loan, 5.27%, Maturing September 30, 2012	2,000,358
16,326,625	Term Loan, 6.28%, Maturing March 31, 2013	16,599,590
	NTL, Inc.
11,300,000	Term Loan, 7.14%, Maturing April 13, 2012	11,357,438
	UGS Corp.
26,696,123	Term Loan, 6.08%, Maturing March 31, 2012	27,121,606
	UPC Broadband Holdings B.V.
7,000,000	Term Loan, 4.67%, Maturing September 30, 2012	EUR	8,336,250
13,090,000	Term Loan, 6.55%, Maturing September 30, 2012	13,217,497
		$271,780,855

Chemicals and Plastics — 5.3%

	Basell Af S.A.R.L.
$961,538	Term Loan, 4.62%, Maturing August 1, 2013	EUR	1,161,545
538,462	Term Loan, 4.62%, Maturing August 1, 2013	EUR	650,800
833,333	Term Loan, 6.58%, Maturing August 1, 2013	847,657
166,667	Term Loan, 6.58%, Maturing August 1, 2013	169,462
961,538	Term Loan, 5.24%, Maturing August 1, 2014	EUR	1,165,719
538,462	Term Loan, 5.24%, Maturing August 1, 2014	EUR	653,179
833,333	Term Loan, 7.24%, Maturing August 1, 2014	848,698
166,667	Term Loan, 7.24%, Maturing August 1, 2014	169,670
	Brenntag AG
16,680,000	Term Loan, 6.81%, Maturing February 27, 2012	16,761,315
1,423,099	Term Loan, 5.41%, Maturing December 9, 2012	EUR	1,714,809
	Celanese AG
7,250,000	Term Loan, 3.89%, Maturing June 4, 2011	7,319,100
	Celanese Holdings, LLC
25,260,088	Term Loan, 6.31%, Maturing April 6, 2011	25,657,934
	Gentek, Inc.
5,266,997	Term Loan, 6.61%, Maturing February 25, 2011	5,309,133
	Hercules, Inc.
8,501,262	Term Loan, 5.86%, Maturing October 8, 2010	8,609,653
	Hexion Specialty Chemicals, Inc.
3,437,726	Term Loan, 3.16%, Maturing May 31, 2012	3,484,995
6,787,180	Term Loan, 6.38%, Maturing May 31, 2012	6,880,504
9,372,773	Term Loan, 6.56%, Maturing May 31, 2012	9,501,649
	Huntsman, LLC
3,892,000	Term Loan, 4.12%, Maturing August 16, 2012	EUR	4,719,914
32,351,421	Term Loan, 5.72%, Maturing August 16, 2012	32,562,287
	Innophos, Inc.
13,206,741	Term Loan, 6.21%, Maturing August 13, 2010	13,369,078
	Invista B.V.
14,803,412	Term Loan, 6.31%, Maturing April 29, 2011	15,053,219
6,422,707	Term Loan, 6.31%, Maturing April 29, 2011	6,531,090

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Chemicals and Plastics (continued)

	ISP Chemco, Inc.
$12,484,875	Term Loan, 5.83%, Maturing March 27, 2011	$12,640,936
	Kraton Polymer
10,705,611	Term Loan, 6.42%, Maturing December 23, 2010	10,879,577
	Mosaic Co.
12,034,525	Term Loan, 5.23%, Maturing February 21, 2012	12,179,312
	Nalco Co.
1,072,971	Term Loan, 6.52%, Maturing November 4, 2009	1,088,227
33,306,320	Term Loan, 5.81%, Maturing November 4, 2010	33,845,249
	PQ Corp.
8,452,525	Term Loan, 6.06%, Maturing February 11, 2012	8,521,202
	Professional Paint, Inc.
3,217,013	Term Loan, 7.18%, Maturing September 30, 2011	3,241,140
	Rockwood Specialties Group, Inc.
3,362,530	Term Loan, 4.69%, Maturing July 30, 2011	EUR	4,027,470
25,795,375	Term Loan, 6.47%, Maturing December 10, 2012	26,238,746
	Sigmakalon (BC) Holdco B.V.
141,929	Term Loan, 4.87%, Maturing September 9, 2013	EUR	169,996
2,778,106	Term Loan, 4.87%, Maturing September 9, 2013	EUR	3,327,476
5,079,965	Term Loan, 4.87%, Maturing September 9, 2013	EUR	6,084,528
1,725,707	Term Loan, 5.37%, Maturing September 9, 2014	EUR	2,066,966
483,547	Term Loan, 5.37%, Maturing September 9, 2014	EUR	579,169
422,542	Term Loan, 5.37%, Maturing September 9, 2014	EUR	506,099
5,368,204	Term Loan, 5.37%, Maturing September 9, 2014	EUR	6,429,766
	Solo Cup Co.
19,719,841	Term Loan, 6.44%, Maturing February 27, 2011	19,808,580
	TPG Spring Lux III S.A.R.L.
2,545,551	Term Loan, 5.37%, Maturing June 27, 2013	EUR	3,045,123
2,545,551	Term Loan, 5.37%, Maturing June 27, 2014	EUR	3,060,367
	TPG Spring UK, Ltd.
6,167,890	Term Loan, 4.87%, Maturing June 27, 2013	EUR	7,378,356
6,167,890	Term Loan, 5.37%, Maturing June 27, 2013	EUR	7,415,294
	Wavin Holdings B.V.
1,850,000	Term Loan, 4.65%, Maturing September 9, 2013	EUR	2,238,827
1,850,000	Term Loan, 5.15%, Maturing September 9, 2014	EUR	2,247,136
	Wellman, Inc.
6,250,000	Term Loan, 7.71%, Maturing February 10, 2009	6,369,794
	Westlake Chemical Corp.
284,375	Term Loan, 6.35%, Maturing July 31, 2010	287,219
		$346,817,965

Clothing/Textiles — 0.4%

	Propex Fabrics, Inc.
$11,108,529	Term Loan, 6.28%, Maturing December 31, 2011	$11,136,301
	SI Corp.
3,000,000	Revolving Loan, 7.75%, Maturing December 2, 2009(2)	2,902,500
	St. John Knits International, Inc.
4,554,952	Term Loan, 6.56%, Maturing March 23, 2012	4,623,277
	The William Carter Co.
5,953,125	Term Loan, 5.72%, Maturing July 14, 2012	6,033,123
		$24,695,201

Conglomerates — 2.6%

	Amsted Industries, Inc.
$18,927,807	Term Loan, 6.62%, Maturing October 15, 2010	$19,195,957
	Blount, Inc.
6,568,739	Term Loan, 6.57%, Maturing August 9, 2010	6,665,220
	Euramax International, Inc.
4,897,725	Term Loan, 6.38%, Maturing June 28, 2012	4,862,741
1,104,375	Term Loan, 7.34%, Maturing June 29, 2012	GBP	1,968,867
	Goodman Global Holdings, Inc.
10,455,988	Term Loan, 6.38%, Maturing December 23, 2011	10,619,362
	Jarden Corp.
8,977,500	Term Loan, 5.69%, Maturing January 24, 2012	9,023,510
22,054,847	Term Loan, 6.02%, Maturing January 24, 2012	22,249,790
	Johnson Diversey, Inc.
20,970,413	Term Loan, 5.46%, Maturing November 3, 2009	21,212,894
	Penn Engineering & Manufacturing Corp.
3,265,444	Term Loan, 6.52%, Maturing May 25, 2011	3,306,262
	Platinum 100, Ltd.
1,000,000	Term Loan, 7.37%, Maturing January 15, 2013	GBP	1,784,837
1,000,000	Term Loan, 7.87%, Maturing January 15, 2014	GBP	1,791,573
	Polymer Group, Inc.
13,031,667	Term Loan, 7.25%, Maturing April 27, 2010	13,237,997
2,500,000	Term Loan, 10.25%, Maturing April 27, 2011	2,556,250
	PP Acquisition Corp.
18,538,819	Term Loan, 6.34%, Maturing November 12, 2011	18,580,531
	Rexnord Corp.
15,542,450	Term Loan, 6.15%, Maturing December 31, 2011	15,743,212
	Roper Industries, Inc.
9,778,360	Term Loan, 4.85%, Maturing December 13, 2009	9,817,063
	Walter Industries, Inc.
3,775,000	Term Loan, 6.04%, Maturing October 3, 2012	3,826,906
		$166,442,972

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Containers and Glass Products — 3.8%

	Berry Plastics Corp.
$28,746,569	Term Loan, 5.86%, Maturing December 2, 2011		$29,105,901
	BWAY Corp.
8,392,908	Term Loan, 6.31%, Maturing June 30, 2011		8,518,801
	Consolidated Container Holding
5,554,688	Term Loan, 7.50%, Maturing December 15, 2008		5,627,593
	Dr. Pepper/Seven Up Bottling
24,626,684	Term Loan, 6.16%, Maturing December 19, 2010		25,005,319
	Graham Packaging Holdings Co.
30,504,488	Term Loan, 6.56%, Maturing October 7, 2011		30,923,924
1,500,000	Term Loan, 8.25%, Maturing April 7, 2012		1,530,000
	Graphic Packaging International, Inc.
10,500,000	Revolving Loan, 0.00%, Maturing August 8, 2007(2)		10,263,751
39,048,604	Term Loan, 6.52%, Maturing August 8, 2010		39,458,615
	IPG (US), Inc.
10,444,500	Term Loan, 6.12%, Maturing July 28, 2011		10,596,812
	Kranson Industries, Inc.
4,098,125	Term Loan, 6.78%, Maturing July 30, 2011		4,159,597
	Owens-Illinois, Inc.
3,772,178	Term Loan, 5.67%, Maturing April 1, 2007		3,801,254
5,000,000	Revolving Loan, 6.85%, Maturing April 1, 2007(2)		4,995,315
6,619,164	Term Loan, 3.87%, Maturing April 1, 2008	EUR	8,002,430
4,073,548	Term Loan, 5.78%, Maturing April 1, 2008		4,112,585
725,064	Term Loan, 5.87%, Maturing April 1, 2008		731,861
	Picnal Acquisition, Inc.
1,708,273	Term Loan, 7.36%, Maturing June 30, 2011	GBP	3,012,225
199,727	Term Loan, 7.36%, Maturing June 30, 2011	GBP	352,462
1,991,413	Term Loan, 7.86%, Maturing June 30, 2012	GBP	3,525,888
265,366	Term Loan, 7.86%, Maturing June 30, 2012	GBP	470,116
	Pregis Corp.
2,000,000	Term Loan, 6.37%, Maturing October 12, 2011		2,015,626
	Smurfit-Stone Container Corp.
3,225,483	Term Loan, 2.10%, Maturing November 1, 2010		3,266,811
28,164,779	Term Loan, 5.72%, Maturing November 1, 2011		28,525,654
10,649,736	Term Loan, 5.88%, Maturing November 1, 2011		10,786,191
	U.S. Can Corp.
7,828,281	Term Loan, 7.65%, Maturing January 15, 2010		7,867,423
			$246,656,154

Cosmetics/Toiletries — 0.7%

	American Safety Razor Co.
$4,586,950	Term Loan, 6.61%, Maturing February 28, 2012		$4,658,621
	Church & Dwight Co., Inc.
20,769,124	Term Loan, 5.82%, Maturing May 30, 2011		21,011,437
	Prestige Brands, Inc.
15,751,790	Term Loan, 6.32%, Maturing April 7, 2011		15,968,377
	Revlon Consumer Products Corp.
6,837,500	Term Loan, 9.86%, Maturing July 9, 2010		7,063,992
			$48,702,427

Drugs — 0.6%

	Warner Chilcott Corp.
$767,621	Term Loan, 0.00%, Maturing January 31, 2006(2)		$772,131
153,535	Term Loan, 0.00%, Maturing June 30, 2006(2)		154,437
23,398,587	Term Loan, 6.61%, Maturing January 18, 2012		23,513,498
9,428,528	Term Loan, 6.77%, Maturing January 18, 2012		9,474,832
4,355,617	Term Loan, 6.77%, Maturing January 18, 2012		4,377,008
			$38,291,906

Ecological Services and Equipment — 1.3%

	Alderwoods Group, Inc.
$5,095,897	Term Loan, 5.84%, Maturing September 29, 2009		$5,170,746
	Allied Waste Industries, Inc.
9,204,558	Term Loan, 4.02%, Maturing January 15, 2012		9,265,280
26,129,174	Term Loan, 6.04%, Maturing January 15, 2012		26,302,881
	Envirocare of Utah, LLC
11,051,364	Term Loan, 6.95%, Maturing April 15, 2010		11,267,783
	Environmental Systems, Inc.
6,602,243	Term Loan, 7.49%, Maturing December 12, 2008		6,728,102
1,000,000	Term Loan, 13.98%, Maturing December 12, 2010		1,020,000
	IESI Corp.
9,267,647	Term Loan, 6.09%, Maturing January 20, 2012		9,389,285
	Sensus Metering Systems, Inc.
1,342,257	Term Loan, 6.44%, Maturing December 17, 2010		1,358,197
8,603,328	Term Loan, 6.45%, Maturing December 17, 2010		8,705,492
	Synagro Technologies, Inc.
1,172,857	Term Loan, 0.00%, Maturing June 21, 2012(2)		1,177,255
7,037,143	Term Loan, 6.17%, Maturing June 21, 2012		7,085,523
			$87,470,544

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Electronics/Electrical — 2.3%

	AMI Semiconductor, Inc.
$7,785,892	Term Loan, 5.58%, Maturing April 1, 2012		$7,831,307
	Aspect Software, Inc.
4,350,000	Term Loan, 6.56%, Maturing September 22, 2010		4,379,906
	Communications & Power, Inc.
6,842,205	Term Loan, 6.03%, Maturing July 23, 2010		6,944,839
	Enersys Capital, Inc.
8,394,818	Term Loan, 5.86%, Maturing March 17, 2011		8,473,519
	Fairchild Semiconductor Corp.
17,531,216	Term Loan, 5.60%, Maturing December 31, 2010		17,662,700
	Invensys International Holding Ltd.
10,889,479	Term Loan, 7.79%, Maturing September 4, 2009		10,998,374
	Panavision, Inc.
3,094,077	Term Loan, 10.39%, Maturing January 12, 2007		3,161,760
	Rayovac Corp.
31,745,475	Term Loan, 6.00%, Maturing February 7, 2012		32,016,645
	Securityco, Inc.
12,604,428	Term Loan, 7.31%, Maturing June 28, 2010		12,698,961
	Spectrum Brands, Inc.
10,000,000	Term Loan, 4.43%, Maturing February 7, 2012	EUR	12,049,868
	SSA Global Technologies, Inc.
2,942,625	Term Loan, 5.97%, Maturing September 22, 2011		2,961,016
	Telcordia Technologies, Inc.
15,278,225	Term Loan, 6.36%, Maturing September 15, 2012		15,154,089
	United Online, Inc.
1,402,917	Term Loan, 7.03%, Maturing December 13, 2008		1,409,931
	Vertafore, Inc.
6,457,795	Term Loan, 6.57%, Maturing December 22, 2010		6,530,445
	Viasystems, Inc.
8,435,006	Term Loan, 8.38%, Maturing September 30, 2009		8,550,988
			$150,824,348

Equipment Leasing — 0.8%

	Ashtead Group, PLC
$5,125,000	Term Loan, 6.06%, Maturing November 12, 2009		$5,180,519
	Carey International, Inc.
2,992,500	Term Loan, 7.69%, Maturing May 2, 2011		2,932,650
	Maxim Crane Works, L.P.
11,547,145	Term Loan, 6.87%, Maturing January 28, 2010		11,720,352
976,995	Term Loan, 9.63%, Maturing January 28, 2012		1,001,420
	United Rentals, Inc.
5,212,716	Term Loan, 2.87%, Maturing February 14, 2011		5,264,191
25,504,750	Term Loan, 6.32%, Maturing February 14, 2011		25,756,609
			$51,855,741

Farming/Agriculture — 0.2%

	Central Garden & Pet Co.
$11,276,669	Term Loan, 5.78%, Maturing May 19, 2009		$11,438,771
			$11,438,771

Financial Intermediaries — 2.1%

	AIMCO Properties, L.P.
$8,875,000	Term Loan, 5.72%, Maturing November 2, 2009		$8,958,203
29,843,750	Term Loan, 5.89%, Maturing November 2, 2009		30,244,790
	Blitz F04-506 GmbH
1,500,000	Term Loan, 5.11%, Maturing June 30, 2014	EUR	1,825,820
	Coinstar, Inc.
7,076,865	Term Loan, 6.10%, Maturing July 7, 2011		7,209,556
	Corrections Corp. of America
5,912,037	Term Loan, 5.84%, Maturing March 31, 2008		5,985,937
	Fidelity National Information Solutions, Inc.
45,872,350	Term Loan, 5.69%, Maturing March 9, 2013		46,083,271
	Geo Group, Inc.
5,680,963	Term Loan, 6.06%, Maturing September 14, 2011		5,737,773
	The Macerich Partnership, L.P.
8,865,985	Term Loan, 5.66%, Maturing April 25, 2006		8,882,608
10,900,000	Revolving Loan, 5.39%, Maturing July 30, 2007(2)		10,900,000
11,280,000	Term Loan, 5.63%, Maturing April 25, 2010		11,364,600
			$137,192,558

Food Products — 2.1%

	Acosta Sales Co., Inc.
$9,555,207	Term Loan, 5.98%, Maturing August 13, 2010		$9,674,647
	American Seafoods Holdings, LLC
4,125,000	Term Loan, 5.84%, Maturing September 30, 2012		4,184,297
	Chiquita Brands, LLC
4,713,188	Term Loan, 6.57%, Maturing June 28, 2012		4,785,361
	Del Monte Corp.
5,472,500	Term Loan, 5.73%, Maturing February 8, 2012		5,558,008
	Dole Food Company, Inc.
11,360,627	Term Loan, 5.59%, Maturing April 18, 2012		11,468,553

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Food Products (continued)

	Herbalife International, Inc.
$5,212,357	Term Loan, 5.93%, Maturing December 21, 2010		$5,285,658
	Interstate Brands Corp.
1,875,000	Term Loan, 7.95%, Maturing July 19, 2006		1,886,719
8,250,000	Revolving Loan, 0.00%, Maturing September 22, 2006(2)		8,255,156
1,972,066	Term Loan, 7.81%, Maturing July 19, 2007		1,987,843
6,046,139	Term Loan, 8.18%, Maturing July 19, 2007		6,105,089
	Merisant Co.
13,904,938	Term Loan, 7.49%, Maturing January 11, 2010		13,731,126
	Michael Foods, Inc.
12,829,879	Term Loan, 5.19%, Maturing November 21, 2010		13,046,383
6,200,000	Term Loan, 6.59%, Maturing November 20, 2011		6,289,125
	Nash-Finch Co.
6,300,000	Term Loan, 6.31%, Maturing November 12, 2010		6,339,375
	Pinnacle Foods Holdings Corp.
1,000,000	Revolving Loan, 0.00%, Maturing November 25, 2009(2)		980,000
21,488,142	Term Loan, 7.31%, Maturing November 25, 2010		21,783,604
	Reddy Ice Group, Inc.
13,335,000	Term Loan, 5.87%, Maturing August 9, 2012		13,476,684
	United Biscuits, Ltd.
1,547,559	Term Loan, 9.05%, Maturing January 14, 2011	GBP	2,797,782
			$137,635,410

Food Service — 2.1%

	AFC Enterprises, Inc.
$4,937,625	Term Loan, 6.31%, Maturing May 11, 2011		$4,999,345
	Buffets, Inc.
227,273	Term Loan, 6.78%, Maturing June 28, 2009		229,545
10,538,418	Term Loan, 7.16%, Maturing June 28, 2009		10,643,802
	Burger King Corp.
6,284,250	Term Loan, 5.83%, Maturing June 30, 2012		6,357,191
	Carrols Corp.
12,022,015	Term Loan, 6.56%, Maturing December 31, 2010		12,202,345
	CKE Restaurants, Inc.
3,586,522	Term Loan, 6.00%, Maturing May 1, 2010		3,613,421
	Denny’s, Inc.
8,704,283	Term Loan, 7.30%, Maturing September 21, 2009		8,837,572
	Domino’s, Inc.
6,592,593	Revolving Loan, 0.00%, Maturing June 25, 2009(2)		6,526,667
30,424,098	Term Loan, 5.81%, Maturing June 25, 2010		30,950,192
	Gate Gourmet Borrower, LLC
7,947,871	Term Loan, 11.39%, Maturing December 31, 2008		7,957,806
	Jack in the Box, Inc.
12,744,833	Term Loan, 5.57%, Maturing January 8, 2011		12,868,305
	Landry’s Restaurants, Inc.
7,994,588	Term Loan, 5.95%, Maturing December 28, 2010		8,082,032
	Maine Beverage Co., LLC
3,850,000	Term Loan, 5.77%, Maturing June 30, 2010		3,840,375
	Weight Watchers International, Inc.
2,000,000	Revolving Loan, 5.80%, Maturing March 31, 2009(2)		2,000,000
12,122,185	Term Loan, 5.64%, Maturing March 31, 2010		12,298,962
4,504,500	Term Loan, 5.67%, Maturing March 31, 2010		4,557,054
			$135,964,614

Food/Drug Retailers — 1.7%

	Cumberland Farms, Inc.
$10,397,873	Term Loan, 6.30%, Maturing September 8, 2008		$10,456,361
	General Nutrition Centers, Inc.
4,412,775	Term Loan, 6.80%, Maturing December 7, 2009		4,477,126
7,000,000	Revolving Loan, 0.00%, Maturing December 15, 2009(2)		6,864,375
	Giant Eagle, Inc.
5,019,565	Term Loan, 5.75%, Maturing August 6, 2009		5,104,270
13,274,448	Term Loan, 5.92%, Maturing August 6, 2009		13,498,454
	Roundy’s, Inc.
9,838,342	Term Loan, 6.00%, Maturing June 6, 2009		9,920,325
	The Jean Coutu Group (PJC), Inc.
29,656,703	Term Loan, 6.50%, Maturing July 30, 2011		30,025,099
	The Pantry, Inc.
8,178,074	Term Loan, 6.34%, Maturing March 12, 2011		8,310,968
	Winn-Dixie Stores, Inc.
23,000,000	DIP Loan, 5.81%, Maturing February 23, 2007(2)		22,942,500
			$111,599,478

Forest Products — 1.9%

	Appleton Papers, Inc.
$13,079,846	Term Loan, 6.03%, Maturing June 11, 2010		$13,239,263
	Boise Cascade Holdings, LLC
18,567,856	Term Loan, 5.79%, Maturing October 29, 2011		18,847,656
	Buckeye Technologies, Inc.
10,270,574	Term Loan, 5.89%, Maturing April 15, 2010		10,328,346

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Forest Products (continued)

	Escanaba Timber, LLC
$4,000,000	Term Loan, 6.75%, Maturing May 2, 2008		$4,005,000
	Koch Cellulose, LLC
2,909,025	Term Loan, 5.36%, Maturing May 7, 2011		2,945,993
9,531,704	Term Loan, 5.77%, Maturing May 7, 2011		9,648,867
	NewPage Corp.
10,000,000	Revolving Loan, 6.00%, Maturing May 2, 2010(2)		9,900,000
17,705,625	Term Loan, 6.79%, Maturing May 2, 2011		17,882,681
	RLC Industries Co.
21,228,525	Term Loan, 5.52%, Maturing February 24, 2010		21,361,203
	Xerium Technologies, Inc.
2,000,000	Term Loan, 4.40%, Maturing May 18, 2012	EUR	2,413,466
10,264,295	Term Loan, 6.02%, Maturing May 18, 2012		10,408,642
			$120,981,117

Healthcare — 6.6%

	Alliance Imaging, Inc.
$10,299,093	Term Loan, 6.41%, Maturing December 29, 2011		$10,414,958
	AMN Healthcare, Inc.
3,194,288	Term Loan, 7.02%, Maturing October 2, 2008		3,200,277
	AMR HoldCo, Inc.
9,308,225	Term Loan, 6.28%, Maturing February 10, 2012		9,389,672
	Carl Zeiss Topco GMBH
3,140,000	Term Loan, 6.95%, Maturing February 28, 2013		3,159,625
6,280,000	Term Loan, 7.45%, Maturing February 28, 2014		6,327,100
375,000	Term Loan, 9.70%, Maturing August 31, 2014		381,563
	Colgate Medical, Ltd.
3,129,342	Term Loan, 6.01%, Maturing December 30, 2008		3,160,635
	Community Health Systems, Inc.
44,293,205	Term Loan, 5.61%, Maturing August 19, 2011		44,906,843
	Concentra Operating Corp.
16,550,000	Term Loan, 6.05%, Maturing September 30, 2011		16,762,055
	Conmed Corp.
4,478,475	Term Loan, 6.28%, Maturing December 31, 2007		4,538,186
	CRC Health Corp.
2,493,750	Term Loan, 6.81%, Maturing May 12, 2011		2,499,984
	Davita Inc.
50,185,784	Term Loan, 6.38%, Maturing October 5, 2012		50,987,352
	Encore Medical IHC, Inc.
8,388,367	Term Loan, 6.62%, Maturing October 4, 2010		8,482,736
	Envision Worldwide, Inc.
7,792,886	Term Loan, 9.01%, Maturing September 30, 2010		7,831,851
	FHC Health Systems, Inc.
2,321,429	Term Loan, 9.87%, Maturing December 18, 2009		2,379,464
1,625,000	Term Loan, 11.87%, Maturing December 18, 2009		1,657,500
3,250,000	Term Loan, 12.87%, Maturing February 7, 2011		3,298,750
	Fisher Scientific International, Inc.
18,123,100	Term Loan, 5.52%, Maturing August 2, 2011		18,259,023
	Genoa Healthcare Group, LLC
2,400,000	Term Loan, 7.23%, Maturing August 12, 2012		2,434,500
	Hanger Orthopedic Group, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing September 30, 2008(2)		6,877,500
4,662,382	Term Loan, 7.75%, Maturing September 30, 2009		4,738,146
	Healthcare Partners, LLC
4,689,750	Term Loan, 5.82%, Maturing March 2, 2011		4,732,253
	Healthsouth Corp.
9,127,125	Term Loan, 6.53%, Maturing June 14, 2007		9,181,322
2,520,000	Term Loan, 3.55%, Maturing March 21, 2010		2,534,964
	Iasis Healthcare, LLC
11,988,250	Term Loan, 6.30%, Maturing June 16, 2011		12,166,827
	Kinetic Concepts, Inc.
10,812,119	Term Loan, 5.78%, Maturing August 11, 2010		10,942,762
	Knowledge Learning Corp.
29,214,677	Term Loan, 6.59%, Maturing January 7, 2012		29,372,932
	Leiner Health Products, Inc.
8,245,625	Term Loan, 7.70%, Maturing May 27, 2011		8,240,471
	Lifecare Holdings, Inc.
9,250,000	Term Loan, 6.13%, Maturing August 11, 2012		8,747,031
	Lifepoint Hospitals, Inc.
32,638,678	Term Loan, 5.44%, Maturing April 15, 2012		32,880,563
	Magellan Health Services, Inc.
3,679,054	Term Loan, 3.76%, Maturing August 15, 2008		3,720,443
5,012,711	Term Loan, 5.87%, Maturing August 15, 2008		5,069,104
	Medcath Holdings Corp.
3,742,600	Term Loan, 6.29%, Maturing July 2, 2011		3,774,180
	National Mentor, Inc.
5,999,234	Term Loan, 6.25%, Maturing September 30, 2011		6,074,225
	Renal Advantage, Inc.
2,350,000	Term Loan, 6.44%, Maturing October 5, 2012		2,377,173
	Select Medical Holding Corp.
9,900,250	Term Loan, 5.57%, Maturing February 24, 2012		9,918,130
	Sirona Dental Services GmbH
1,180,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR	1,430,865

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Healthcare (continued)

	Sirona Dental Systems GmbH
$320,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR	388,031
	Sunrise Medical Holdings, Inc.
7,236,913	Term Loan, 7.12%, Maturing May 13, 2010	7,245,959
	Sybron Dental Management, Inc.
5,062,957	Term Loan, 5.79%, Maturing June 6, 2009	5,107,258
	Talecris Biotherapeutics, Inc.
7,596,825	Term Loan, 7.08%, Maturing March 31, 2010	7,615,817
	Team Health, Inc.
6,413,663	Term Loan, 6.77%, Maturing March 23, 2011	6,429,697
	The Cooper Companies, Inc.
5,472,500	Term Loan, 5.50%, Maturing November 15, 2009	5,513,544
	Vanguard Health Holding Co., LLC
15,098,700	Term Loan, 6.21%, Maturing September 23, 2011	15,315,744
	Ventiv Health, Inc.
3,650,000	Term Loan, 5.58%, Maturing October 5, 2011	3,684,219
	VWR International, Inc.
3,000,000	Term Loan, 4.94%, Maturing April 7, 2011	EUR	3,629,930
9,432,967	Term Loan, 6.69%, Maturing April 7, 2011	9,580,357
		$427,361,521

Home Furnishings — 1.2%

	Interline Brands, Inc.
$3,020,652	Term Loan, 6.27%, Maturing December 31, 2010	$3,047,083
	Knoll, Inc.
10,355,000	Term Loan, 5.88%, Maturing October 3, 2012	10,510,325
	National Bedding Company, LLC
4,802,962	Term Loan, 5.98%, Maturing August 31, 2011	4,835,983
	Oreck Corp.
3,867,019	Term Loan, 6.78%, Maturing February 2, 2012	3,881,520
	Sanitec Ltd. Oy
4,478,261	Term Loan, 4.89%, Maturing April 7, 2013	EUR	5,228,282
4,478,261	Term Loan, 5.39%, Maturing April 7, 2014	EUR	5,251,733
	Sealy Mattress Co.
5,000,000	Revolving Loan, 0.00%, Maturing April 6, 2012(2)	4,900,000
18,950,002	Term Loan, 5.73%, Maturing April 6, 2012	19,145,434
	Simmons Co.
21,842,308	Term Loan, 5.96%, Maturing December 19, 2011	22,106,229
		$78,906,589

Industrial Equipment — 1.3%

	Alliance Laundry Holdings, LLC
$4,160,750	Term Loan, 6.14%, Maturing January 27, 2012	$4,221,863
	Colfax Corp.
2,033,359	Term Loan, 6.31%, Maturing May 30, 2009	2,054,115
	Douglas Dynamics Holdings, Inc.
4,774,992	Term Loan, 6.02%, Maturing December 16, 2010	4,834,679
	Flowserve Corp.
14,715,000	Term Loan, 5.81%, Maturing August 10, 2012	14,931,134
	Gleason Corp.
6,705,953	Term Loan, 6.74%, Maturing July 27, 2011	6,789,778
746,250	Term Loan, 9.42%, Maturing January 31, 2012	759,309
	GSCP Athena (Finnish) Holdings
7,000,000	Term Loan, 4.62%, Maturing August 31, 2013	EUR	8,408,950
6,391,304	Term Loan, 5.12%, Maturing August 31, 2014	EUR	7,745,133
	Heating Finance PLC (Baxi)
3,253,597	Term Loan, 0.00%, Maturing December 27, 2010(2)	EUR	3,906,738
3,246,560	Term Loan, 6.61%, Maturing December 27, 2010	GBP	5,749,137
	Itron, Inc.
1,388,602	Term Loan, 5.85%, Maturing December 17, 2010	1,399,884
	Mainline, L.P.
7,720,000	Term Loan, 6.30%, Maturing December 17, 2011	7,835,800
	MTD Products, Inc.
10,882,461	Term Loan, 5.63%, Maturing June 1, 2010	10,984,485
	Pirelli Kabel UND Systems Hold
608,696	Term Loan, 5.12%, Maturing August 31, 2014	EUR	734,858
	Terex Corp.
1,593,087	Term Loan, 6.41%, Maturing June 30, 2009	1,615,987
		$81,971,850

Insurance — 0.9%

	Alliant Resources Group, Inc.
$6,665,625	Term Loan, 7.58%, Maturing August 31, 2011	$6,715,617
	CCC Information Services Group, Inc.
8,134,007	Term Loan, 6.83%, Maturing August 20, 2010	8,154,342
	Conseco, Inc.
17,207,161	Term Loan, 5.97%, Maturing June 22, 2010	17,433,005
	Hilb, Rogal & Hobbs Co.
13,735,113	Term Loan, 6.31%, Maturing June 30, 2007	13,898,217
	U.S.I. Holdings Corp.
6,827,727	Term Loan, 6.74%, Maturing August 11, 2008	6,857,598
7,726,613	Term Loan, 6.74%, Maturing August 11, 2008	7,760,416
		$60,819,195

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Leisure Goods/Activities/Movies — 4.9%

	24 Hour Fitness Worldwide, Inc.
$11,530,000	Term Loan, 6.78%, Maturing June 8, 2012	$11,724,569
	Alliance Atlantis Communications, Inc.
6,568,990	Term Loan, 5.83%, Maturing December 31, 2011		6,628,525
	AMF Bowling Worldwide, Inc.
5,253,343	Term Loan, 6.76%, Maturing August 27, 2009		5,300,954
	Carmike Cinemas, Inc.
7,015,000	Term Loan, 0.00%, Maturing May 19, 2012(2)		6,966,772
10,493,700	Term Loan, 6.39%, Maturing May 19, 2012		10,519,934
	Cinemark, Inc.
20,194,969	Term Loan, 5.43%, Maturing March 31, 2011		20,457,503
	Fender Musical Instruments Co.
2,487,500	Term Loan, 6.47%, Maturing March 30, 2012		2,512,375
	Lions Gate Entertainment, Inc.
1,022,500	Revolving Loan, 0.00%, Maturing December 31, 2008(2)		1,007,163
	Loews Cineplex Entertainment Corp.
29,105,800	Term Loan, 6.17%, Maturing July 30, 2011		29,296,821
	Metro-Goldwyn-Mayer Holdings, Inc.
4,076,923	Term Loan, 6.27%, Maturing April 8, 2011		4,113,444
63,315,000	Term Loan, 6.27%, Maturing April 8, 2012		63,928,396
	New England Sports Ventures
10,585,000	Term Loan, 4.96%, Maturing February 27, 2007		10,585,000
	Red Football, Ltd.
4,048,025	Term Loan, 7.35%, Maturing May 11, 2012	GBP	7,237,676
2,750,000	Term Loan, 7.85%, Maturing May 11, 2013	GBP	4,941,210
2,750,000	Term Loan, 8.35%, Maturing May 11, 2014	GBP	4,965,551
	Regal Cinemas Corp.
44,324,940	Term Loan, 6.02%, Maturing November 10, 2010		44,840,927
	Riddell Bell Holdings, Inc.
2,475,000	Term Loan, 6.16%, Maturing September 30, 2011		2,515,219
	Six Flags Theme Parks, Inc.
3,275,000	Revolving Loan, 6.72%, Maturing June 30, 2008(2)		3,240,884
25,779,133	Term Loan, 6.71%, Maturing June 30, 2009		26,096,757
	Universal City Development Partners, Ltd.
15,408,563	Term Loan, 6.01%, Maturing June 9, 2011		15,623,635
	WMG Acquisition Corp.
4,390,000	Revolving Loan, 0.00%, Maturing February 28, 2010(2)		4,276,137
30,280,828	Term Loan, 5.85%, Maturing February 28, 2011		30,624,637
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 6.36%, Maturing June 25, 2007		2,964,783
		$320,368,872

Lodging and Casinos — 4.2%

	Alliance Gaming Corp.
$14,625,852	Term Loan, 6.77%, Maturing September 5, 2009	$14,625,852
	Ameristar Casinos, Inc.
6,262,299	Term Loan, 6.06%, Maturing December 31, 2006		6,301,438
2,893,524	Term Loan, 6.06%, Maturing December 31, 2006		2,911,609
	Aztar Corp.
1,975,000	Term Loan, 5.41%, Maturing July 27, 2009		1,983,641
	Boyd Gaming Corp.
25,156,563	Term Loan, 5.61%, Maturing June 30, 2011		25,486,742
	CCM Merger, Inc.
8,184,488	Term Loan, 5.93%, Maturing April 25, 2012		8,263,779
3,000,000	Term Loan, 0.00%, Maturing April 25, 2012(2)		3,030,000
	Choctaw Resort Development Enterprise
4,417,617	Term Loan, 5.92%, Maturing November 4, 2011		4,470,077
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 7.44%, Maturing August 18, 2006		7,719,250
	Globalcash Access, LLC
3,441,658	Term Loan, 6.33%, Maturing March 10, 2010		3,494,360
	Green Valley Ranch Gaming, LLC
2,504,936	Term Loan, 6.02%, Maturing December 17, 2011		2,540,944
	Herbst Gaming, Inc.
3,213,850	Term Loan, 6.20%, Maturing January 31, 2011		3,256,032
	Isle of Capri Blackhawk, LLC
250,000	Term Loan, 6.19%, Maturing October 24, 2011		252,344
	Isle of Capri Casinos, Inc.
4,987,500	Term Loan, 5.49%, Maturing February 4, 2012		5,003,086
15,507,813	Term Loan, 5.84%, Maturing February 4, 2012		15,689,549
	Marina District Finance Co., Inc.
15,631,875	Term Loan, 5.91%, Maturing October 14, 2011		15,762,135
	MGM Mirage
6,821,429	Term Loan, 5.13%, Maturing April 25, 2010		6,848,837
17,678,571	Revolving Loan, 5.35%, Maturing April 25, 2010(2)		17,236,607
	Penn National Gaming, Inc.
48,074,667	Term Loan, 6.08%, Maturing October 3, 2012		48,735,694
	Pinnacle Entertainment, Inc.
2,500,000	Revolving Loan, 0.00%, Maturing December 18, 2008(2)		2,506,250
4,302,116	Term Loan, 7.04%, Maturing August 27, 2010		4,355,892
240,000	Term Loan, 7.09%, Maturing August 27, 2010		242,700
	Resorts International Holdings, LLC
10,488,632	Term Loan, 6.53%, Maturing April 26, 2012		10,506,987
3,500,000	Term Loan, 10.27%, Maturing April 26, 2013		3,470,471

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Lodging and Casinos (continued)

	Trump Entertainment Resorts Holdings, L.P.
$5,475,000	Term Loan, 0.00%, Maturing May 20, 2012(2)	$5,538,877
5,461,313	Term Loan, 6.14%, Maturing May 20, 2012	5,525,030
	Venetian Casino Resort, LLC
24,400,219	Term Loan, 5.77%, Maturing June 15, 2011	24,630,874
5,947,617	Term Loan, 5.77%, Maturing June 15, 2011	6,003,839
	Wyndham International, Inc.
7,000,000	Revolving Loan, 0.00%, Maturing May 10, 2011(2)	6,965,000
	Wynn Las Vegas, LLC
10,725,000	Term Loan, 6.19%, Maturing December 14, 2011	10,852,359
		$274,210,255

Nonferrous Metals/Minerals — 2.2%

	Carmeuse Lime, Inc.
$6,873,750	Term Loan, 6.00%, Maturing May 2, 2011	$6,925,303
	CII Carbon, LLC
3,640,875	Term Loan, 6.19%, Maturing August 23, 2012	3,656,804
	Compass Minerals Group, Inc.
472,264	Term Loan, 6.47%, Maturing November 28, 2009	474,232
	Foundation Coal Corp.
13,500,000	Revolving Loan, 0.00%, Maturing July 30, 2009(2)	13,432,500
10,950,000	Term Loan, 5.85%, Maturing July 30, 2011	11,145,425
	ICG, LLC
10,349,125	Term Loan, 6.69%, Maturing November 5, 2010	10,418,123
	International Mill Service, Inc.
15,557,438	Term Loan, 6.84%, Maturing December 31, 2010	15,713,012
3,000,000	Term Loan, 10.09%, Maturing October 26, 2011	3,045,000
	Murray Energy Corp.
10,905,200	Term Loan, 6.86%, Maturing January 28, 2010	10,980,173
	Novelis, Inc.
11,460,607	Term Loan, 5.46%, Maturing January 6, 2012	11,597,595
16,817,168	Term Loan, 5.46%, Maturing January 6, 2012	17,018,184
	Severstal North America, Inc.
15,200,000	Revolving Loan, 5.61%, Maturing April 7, 2007(2)	15,162,000
	Stillwater Mining Co.
4,360,000	Revolving Loan, 4.08%, Maturing June 30, 2007(2)	4,316,400
6,664,628	Term Loan, 7.38%, Maturing June 30, 2007	6,797,920
	Trout Coal Holdings, LLC
13,106,569	Term Loan, 6.55%, Maturing March 23, 2011	13,180,293
		$143,862,964

Oil and Gas — 3.9%

	Coffeyville Resources, LLC
$1,600,000	Term Loan, 3.87%, Maturing June 24, 2011	$1,628,000
2,394,000	Term Loan, 6.57%, Maturing June 24, 2012	2,435,895
	Columbia Natural Resources, LLC
41,250,000	Revolving Loan, 5.65%, Maturing January 19, 2010(2)	41,198,438
	Dresser, Inc.
5,485,881	Term Loan, 6.59%, Maturing March 31, 2007	5,540,740
	Dynegy Holdings, Inc.
5,000,000	Revolving Loan, 0.00%, Maturing May 28, 2009(2)	4,983,750
	El Paso Corp.
10,000,000	Revolving Loan, 0.00%, Maturing November 23, 2007(2)	9,925,000
13,019,875	Term Loan, 5.27%, Maturing November 23, 2009	13,116,626
22,077,069	Term Loan, 6.81%, Maturing November 23, 2009	22,268,720
	Epco Holdings, Inc.
4,333,334	Revolving Loan, 6.26%, Maturing August 18, 2008(2)	4,257,501
8,666,666	Term Loan, 6.42%, Maturing August 18, 2008	8,751,530
9,155,000	Term Loan, 6.42%, Maturing August 18, 2010	9,285,788
	Kerr-McGee Corp.
11,462,500	Term Loan, 6.26%, Maturing May 24, 2007	11,495,248
29,695,575	Term Loan, 6.51%, Maturing May 24, 2011	29,832,917
	Key Energy Services, Inc.
8,570,000	Term Loan, 7.01%, Maturing June 30, 2012(2)	8,703,906
	LB Pacific, L.P.
8,049,550	Term Loan, 6.80%, Maturing March 3, 2012	8,200,479
	Lyondell-Citgo Refining, L.P.
13,548,525	Term Loan, 5.51%, Maturing May 21, 2007	13,751,753
	Sprague Energy Corp.
4,022,727	Term Loan, 0.00%, Maturing October 5, 2010(2)	4,012,670
2,681,818	Term Loan, 0.00%, Maturing October 5, 2010(2)	2,675,114
22,795,455	Revolving Loan, 5.75%, Maturing October 5, 2010(2)	22,738,466
	Universal Compression, Inc.
8,019,700	Term Loan, 5.59%, Maturing February 15, 2012	8,119,946
	Williams Production RMT Co.
19,921,942	Term Loan, 6.20%, Maturing May 30, 2008	20,189,653
		$253,112,140

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Publishing — 5.6%

	American Media Operations, Inc.
$38,438	Term Loan, 7.06%, Maturing April 1, 2006	$38,630
3,188,859	Term Loan, 6.81%, Maturing April 1, 2007	3,227,390
18,124,920	Term Loan, 6.81%, Maturing April 1, 2008	18,343,923
	CBD Media, LLC
9,145,905	Term Loan, 6.44%, Maturing December 31, 2009	9,283,094
	Dex Media East, LLC
9,653,395	Term Loan, 5.78%, Maturing May 8, 2009	9,709,955
	Dex Media West, LLC
17,239,889	Term Loan, 5.75%, Maturing March 9, 2010	17,342,845
	Freedom Communications
12,062,317	Term Loan, 5.38%, Maturing May 18, 2012	12,173,894
	Herald Media, Inc.
4,128,016	Term Loan, 6.78%, Maturing July 22, 2011	4,156,396
748,750	Term Loan, 9.78%, Maturing January 22, 2012	758,577
	Journal Register Co.
34,349,600	Term Loan, 5.69%, Maturing August 12, 2012	34,666,269
	Liberty Group Operating, Inc.
9,958,271	Term Loan, 6.19%, Maturing February 28, 2012	10,059,925
	Medianews Group, Inc.
12,286,984	Term Loan, 5.34%, Maturing August 25, 2010	12,330,505
	Merrill Communications, LLC
16,658,948	Term Loan, 6.58%, Maturing February 9, 2009	16,882,811
	Morris Publishing Group, LLC
4,042,500	Term Loan, 5.56%, Maturing September 30, 2010	4,086,717
6,252,750	Term Loan, 5.81%, Maturing March 31, 2011	6,284,014
	Nebraska Book Co., Inc.
11,362,074	Term Loan, 6.70%, Maturing March 4, 2011	11,461,493
	Newspaper Holdings, Inc.
5,181,818	Revolving Loan, 5.81%, Maturing August 24, 2011(2)	5,149,432
11,628,182	Term Loan, 5.81%, Maturing August 24, 2011	11,628,182
	R.H. Donnelley Corp.
2,543,448	Term Loan, 5.81%, Maturing December 31, 2009	2,561,067
40,365,560	Term Loan, 5.70%, Maturing June 30, 2011	40,683,842
	Retos Cartera, SA
1,000,000	Term Loan, 4.65%, Maturing March 15, 2013	EUR	1,208,979
1,000,000	Term Loan, 5.15%, Maturing March 15, 2014	EUR	1,212,722
	Seat Pagine Gialle Spa
14,750,000	Term Loan, 4.49%, Maturing May 25, 2012	EUR	17,836,149
	Siegwerk Druckfarben AG
2,625,000	Term Loan, 4.88%, Maturing September 8, 2013	EUR	3,175,535
2,625,000	Term Loan, 5.38%, Maturing September 8, 2014	EUR	3,188,636
	Source Media, Inc.
12,337,641	Term Loan, 6.27%, Maturing November 8, 2011	12,514,994
	SP Newsprint Co.
8,463,065	Term Loan, 4.03%, Maturing January 9, 2010	8,600,590
3,449,125	Term Loan, 6.53%, Maturing January 9, 2010	3,505,173
	Springer Science+Business Media
3,650,000	Term Loan, 5.99%, Maturing May 5, 2010	3,654,336
3,097,232	Term Loan, 7.12%, Maturing September 15, 2011	3,121,914
3,355,335	Term Loan, 7.62%, Maturing May 5, 2012	3,406,715
3,097,232	Term Loan, 7.62%, Maturing May 5, 2012	3,133,529
	Sun Media Corp.
9,153,085	Term Loan, 6.24%, Maturing February 7, 2009	9,256,058
	World Directories ACQI Corp.
1,500,000	Term Loan, 4.88%, Maturing November 29, 2012	EUR	1,808,262
7,006,198	Term Loan, 5.38%, Maturing November 29, 2013	EUR	8,473,685
	Xerox Corp.
12,750,000	Term Loan, 5.83%, Maturing September 30, 2008	12,877,500
	Xsys US, Inc.
254,462	Term Loan, 4.72%, Maturing September 27, 2013	EUR	308,211
2,495,538	Term Loan, 4.72%, Maturing September 27, 2013	EUR	3,022,657
7,701,575	Term Loan, 6.77%, Maturing September 27, 2013	7,768,963
2,750,000	Term Loan, 5.22%, Maturing September 27, 2014	EUR	3,347,337
7,866,565	Term Loan, 7.27%, Maturing September 27, 2014	7,984,563
	YBR Acquisition BV
6,000,000	Term Loan, 4.68%, Maturing June 30, 2013	EUR	7,280,737
6,000,000	Term Loan, 5.18%, Maturing June 30, 2014	EUR	7,316,130
		$364,832,336

Radio and Television — 4.3%

	Adams Outdoor Advertising, L.P.
$18,202,821	Term Loan, 6.20%, Maturing November 18, 2012	$18,475,863
	ALM Media Holdings, Inc.
8,009,750	Term Loan, 6.52%, Maturing March 5, 2010	8,023,102
	Block Communications, Inc.
4,860,012	Term Loan, 6.27%, Maturing November 30, 2009	4,905,575
	DirecTV Holdings, LLC
27,680,000	Term Loan, 5.43%, Maturing April 13, 2013	27,956,800
	Emmis Operating Co.
34,836,750	Term Loan, 5.72%, Maturing November 10, 2011	35,121,993
	Entravision Communications Corp.
9,100,000	Term Loan, 5.55%, Maturing September 29, 2013	9,179,625
	Gray Television, Inc.
5,416,425	Term Loan, 5.35%, Maturing December 31, 2012	5,445,202

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Radio and Television (continued)

	Hanley-Wood, LLC
$1,014,570	Term Loan, 1.13%, Maturing August 1, 2012(2)		$1,018,374
8,560,430	Term Loan, 6.14%, Maturing August 1, 2012		8,592,532
	NEP Supershooters, L.P.
5,049,000	Term Loan, 7.88%, Maturing February 3, 2011		5,118,424
2,977,500	Term Loan, 8.02%, Maturing February 3, 2011		3,012,858
	Nexstar Broadcasting, Inc.
12,782,232	Term Loan, 5.77%, Maturing October 1, 2012		12,872,769
13,011,676	Term Loan, 5.77%, Maturing October 1, 2012		13,103,838
	PanAmSat Corp.
1,386,365	Term Loan, 5.78%, Maturing August 20, 2010		1,401,568
724,889	Term Loan, 5.78%, Maturing August 20, 2010		732,838
27,189,439	Term Loan, 5.86%, Maturing August 20, 2011		27,571,804
	Patriot Media and Communications CNJ, Inc.
500,000	Term Loan, 6.31%, Maturing February 6, 2013		507,032
	Rainbow National Services, LLC
5,000,000	Revolving Loan, 0.00%, Maturing March 31, 2010(2)		4,987,500
15,124,585	Term Loan, 6.63%, Maturing March 31, 2012		15,280,565
	Raycom TV Broadcasting, Inc.
18,350,000	Term Loan, 6.06%, Maturing February 24, 2012		18,487,625
	Spanish Broadcasting System
12,412,625	Term Loan, 6.03%, Maturing June 10, 2012		12,598,814
	Susquehanna Media Co.
16,716,000	Term Loan, 5.98%, Maturing March 31, 2012		16,815,260
	TDF SA
4,151,899	Term Loan, 4.42%, Maturing March 11, 2013	EUR	5,038,321
4,151,899	Term Loan, 5.17%, Maturing March 11, 2014	EUR	5,055,736
4,661,720	Term Loan, 5.79%, Maturing March 11, 2015	EUR	5,690,015
	Telewest Global Finance, LLC
2,915,000	Term Loan, 6.15%, Maturing December 22, 2012		2,940,506
2,225,000	Term Loan, 6.90%, Maturing December 22, 2013		2,233,807
	Young Broadcasting, Inc.
8,563,538	Term Loan, 5.77%, Maturing November 3, 2012		8,636,687
			$280,805,033

Rail Industries — 0.6%

	Kansas City Southern Industries, Inc.
$14,263,342	Term Loan, 5.34%, Maturing March 30, 2008		$14,410,439
	Railamerica, Inc.
2,268,664	Term Loan, 5.88%, Maturing September 29, 2011		2,308,365
19,191,665	Term Loan, 5.90%, Maturing September 29, 2011		19,527,519
			$36,246,323

Retailers (Except Food and Drug) — 3.2%

	Advance Stores Company, Inc.
$9,519,494	Term Loan, 5.38%, Maturing September 30, 2010		$9,656,336
11,094,511	Term Loan, 5.91%, Maturing September 30, 2010		11,253,995
	Alimentation Couche-Tard, Inc.
5,483,087	Term Loan, 5.69%, Maturing December 17, 2010		5,551,625
	American Achievement Corp.
8,144,796	Term Loan, 6.52%, Maturing March 25, 2011		8,185,520
	Amscan Holdings, Inc.
7,702,500	Term Loan, 6.72%, Maturing April 30, 2012		7,750,641
	Coinmach Laundry Corp.
15,373,563	Term Loan, 6.97%, Maturing July 25, 2009		15,594,558
	FTD, Inc.
7,863,164	Term Loan, 6.19%, Maturing February 28, 2011		7,976,197
	Harbor Freight Tools USA, Inc.
16,612,399	Term Loan, 6.30%, Maturing July 15, 2010		16,828,360
	Home Interiors & Gifts, Inc.
3,796,255	Term Loan, 9.09%, Maturing March 31, 2011		3,487,809
	Josten’s Corp.
4,000,000	Revolving Loan, 0.00%, Maturing October 4, 2009(2)		3,895,000
1,200,000	Term Loan, 6.44%, Maturing October 4, 2010		1,206,750
26,387,131	Term Loan, 5.94%, Maturing October 4, 2011		26,828,298
	Mapco Express, Inc.
4,025,910	Term Loan, 8.50%, Maturing April 28, 2011		4,078,750
	Movie Gallery, Inc.
7,750,575	Term Loan, 7.83%, Maturing April 27, 2011		7,596,370
	Musicland Group, Inc.
12,000,000	Revolving Loan, 8.47%, Maturing August 11, 2008(2)		12,030,000
	Neiman Marcus Group, Inc.
6,750,000	Term Loan, 6.48%, Maturing April 5, 2013		6,793,875
	Oriental Trading Co., Inc.
11,541,620	Term Loan, 6.31%, Maturing August 4, 2010		11,606,542
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.94%, Maturing February 9, 2007		537,891
	Rent-A-Center, Inc.
18,359,675	Term Loan, 5.46%, Maturing June 30, 2010		18,586,876
	Savers, Inc.
3,719,443	Term Loan, 7.65%, Maturing August 4, 2009		3,751,988
	Stewert Enterprises, Inc.
3,686,173	Term Loan, 5.60%, Maturing November 19, 2011		3,734,554
	Travelcenters of America, Inc.
21,210,000	Term Loan, 5.71%, Maturing November 30, 2008		21,461,869
			$208,393,804

See notes to financial statements

Principal
Amount	Borrower/Tranche Description		Value

Surface Transport — 0.3%

	Horizon Lines, LLC
$5,826,250	Term Loan, 6.27%, Maturing July 7, 2011		$5,917,285
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 7.53%, Maturing December 1, 2010		10,248,459
	Transport Industries, L.P.
642,857	Term Loan, 0.00%, Maturing September 30, 2011(2)		648,884
3,357,143	Term Loan, 6.56%, Maturing September 30, 2011		3,388,616
			$20,203,244

Telecommunications — 4.0%

	AAT Communications Corp.
$2,600,000	Term Loan, 5.61%, Maturing July 29, 2012		$2,636,564
	Alaska Communications Systems Holdings, Inc.
17,150,000	Term Loan, 6.02%, Maturing February 11, 2012		17,398,675
	Cellular South, Inc.
6,292,551	Term Loan, 5.94%, Maturing May 4, 2011		6,359,409
	Centennial Cellular Operating Co., LLC
3,247,159	Revolving Loan, 0.00%, Maturing February 9, 2010(2)		3,157,862
1,252,841	Revolving Loan, 0.00%, Maturing February 9, 2010(2)		1,218,388
17,351,532	Term Loan, 6.34%, Maturing February 9, 2011		17,489,407
	Cincinnati Bell, Inc.
4,425,000	Term Loan, 5.38%, Maturing August 31, 2012		4,455,422
	Consolidated Communications, Inc.
17,442,901	Term Loan, 6.17%, Maturing July 27, 2015		17,682,741
	D&E Communications, Inc.
5,716,273	Term Loan, 5.86%, Maturing December 31, 2011		5,766,290
	Fairpoint Communications, Inc.
21,785,000	Term Loan, 5.81%, Maturing February 8, 2012		22,032,804
	Hawaiian Telcom Communications, Inc.
5,175,000	Term Loan, 6.28%, Maturing October 31, 2012		5,238,880
	Intelsat, Ltd.
14,596,827	Term Loan, 5.81%, Maturing July 28, 2011		14,748,882
	Iowa Telecommunications Services
7,998,000	Term Loan, 5.71%, Maturing November 23, 2011		8,089,225
	IPC Acquisition Corp.
2,711,691	Term Loan, 6.83%, Maturing August 5, 2011		2,727,508
	Madison River Capital, LLC
3,660,000	Term Loan, 6.59%, Maturing July 29, 2012		3,714,139
	Nextel Partners Operation Corp.
24,265,000	Term Loan, 5.37%, Maturing May 31, 2012		24,398,967
	NTelos, Inc.
11,210,287	Term Loan, 6.53%, Maturing February 18, 2011		11,308,378
	Qwest Corp.
14,756,000	Term Loan, 8.53%, Maturing June 4, 2007		15,238,639
	Satbirds Finance SARL
3,000,000	Term Loan, 4.59%, Maturing April 4, 2012	EUR	3,576,800
3,500,000	Term Loan, 5.09%, Maturing April 4, 2013	EUR	4,193,173
3,500,000	Term Loan, 5.09%, Maturing April 4, 2013	EUR	4,193,173
	SBA Senior Finance, Inc.
13,157,687	Term Loan, 7.88%, Maturing October 31, 2008		13,209,765
	Stratos Global Corp.
5,042,000	Term Loan, 6.27%, Maturing December 3, 2010		5,059,334
	Syniverse Holdings, Inc.
3,724,487	Term Loan, 6.03%, Maturing February 15, 2012		3,768,715
	Triton PCS, Inc.
15,101,795	Term Loan, 7.34%, Maturing November 18, 2009		15,255,169
	Valor Telecom Enterprise, LLC
6,300,000	Revolving Loan, 0.00%, Maturing February 14, 2011(2)		6,385,497
14,838,333	Term Loan, 5.80%, Maturing February 14, 2012		15,039,704
	Westcom Corp.
4,794,219	Term Loan, 6.99%, Maturing December 17, 2010		4,827,179
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005(3)(4)		47,000
			$259,217,689

Utilities — 2.6%

	Allegheny Energy Supply Co., LLC
$17,380,600	Term Loan, 5.79%, Maturing March 8, 2011		$17,589,167
	Cellnet Technology, Inc.
4,004,963	Term Loan, 7.17%, Maturing April 26, 2012		4,035,000
	Cogentrix Delaware Holdings, Inc.
17,747,944	Term Loan, 5.78%, Maturing April 14, 2012		17,990,132
	Covanta Energy Corp.
7,214,634	Term Loan, 3.86%, Maturing June 24, 2012		7,318,345
5,820,777	Term Loan, 6.96%, Maturing June 24, 2012		5,904,451
	Energy Transfer Company, L.P.
12,100,000	Term Loan, 6.81%, Maturing June 16, 2012		12,216,463
	KGen, LLC
5,800,850	Term Loan, 6.65%, Maturing August 5, 2011		5,793,599

See notes to financial statements

Principal
Amount	Borrower/Tranche Description	Value

Utilities (continued)

	La Paloma Generating Co., LLC
$344,262	Term Loan, 5.75%, Maturing August 16, 2012	$347,447
2,100,000	Term Loan, 5.77%, Maturing August 16, 2012	2,119,425
167,250	Term Loan, 5.77%, Maturing August 16, 2012	168,798
	NRG Energy, Inc.
750,000	Revolving Loan, 0.00%, Maturing June 23, 2009(2)	747,188
11,971,890	Term Loan, 3.92%, Maturing December 24, 2011	12,056,687
15,450,133	Term Loan, 5.90%, Maturing December 24, 2011	15,559,567
	Pike Electric, Inc.
7,075,532	Term Loan, 6.19%, Maturing July 1, 2012	7,163,976
3,597,125	Term Loan, 6.25%, Maturing December 10, 2012	3,642,090
	Plains Resources, Inc.
11,497,742	Term Loan, 5.85%, Maturing July 23, 2010	11,677,394
	Reliant Energy, Inc.
10,461,528	Term Loan, 6.11%, Maturing December 22, 2010	10,507,297
	Texas Genco, LLC
11,829,864	Term Loan, 5.88%, Maturing December 14, 2011	11,889,013
23,917,017	Term Loan, 5.88%, Maturing December 14, 2011	24,036,602
		$170,762,641

Total Senior, Floating Rate Interests
(identified cost, $6,272,515,034)		$6,300,666,280

Corporate Bonds & Notes — 1.1%

Principal
Amount
(000’s omitted)	Security	Value

Financial Intermediaries — 0.1%

	Alzette, Variable Rate
$1,180	8.691%, 12/15/20(5)	$1,212,096
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
1,140	5.78%, 2/24/19(5)	1,143,762
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,500	6.10%, 4/15/19(5)	1,500,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,500	6.20%, 1/15/19(5)	1,500,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,500	6.23%, 8/11/16(5)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	9.29%, 3/8/17	1,000,000
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,500	5.97%, 3/21/17(5)	1,509,600
		$9,365,458

Radio and Television — 0.4%

	Echostar DBS Corp., Sr. Notes, Variable Rate
$5,000	7.304%, 10/1/08	$5,125,000
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
3,500	9.745%, 6/15/12	3,526,250
	Paxson Communications Corp., Variable Rate
17,250	6.90%, 1/15/10(5)	17,293,125
		$25,944,375

Real Estate — 0.2%

	Assemblies of God, Variable Rate
$11,935	5.94%, 6/15/29(5)	$11,935,217
		$11,935,217

Telecommunications — 0.4%

	Qwest Corp., Sr. Notes, Variable Rate
$5,850	7.12%, 6/15/13(5)	$6,201,000
	Rogers Wireless, Inc., Variable Rate
6,589	6.995%, 12/15/10	6,852,560
	Rural Cellular Corp., Variable Rate
11,000	8.37%, 3/15/10	11,302,500
		$24,356,060

Total Corporate Bonds & Notes
(identified cost, $70,686,960)		$71,601,110

Common Stocks — 0.1%

Shares	Security	Value

105,145	Hayes Lemmerz International(6)	$411,117
25	Knowledge Universe, Inc. (3)(6)(7)	41,601
86,020	Maxim Crane Works, Holdings(6)	2,774,132

Total Common Stocks
(identified cost, $2,574,911)		$3,226,850

Preferred Stocks — 0.0%

Shares	Security	Value

350	Hayes Lemmerz International(3)(6)(7)	$5,912

Total Preferred Stocks
(identified cost, $17,500)		$5,912

See notes to financial statements

Closed - End Investment Companies — 0.0%

Shares	Security	Value

4,000	Pioneer Floating Rate Trust	$70,120

Total Closed-End Investment Companies
(identified cost, $72,148)		$70,120

Commercial Paper — 4.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Value

$24,088,000	11/02/05	Abbey National North America, LLC	3.93%	$24,085,370
52,000,000	11/02/05	AIG Funding, Inc.	3.88%	51,994,396
64,122,000	11/01/05	General Electric Capital Corp.	4.02%	64,122,000
20,000,000	11/03/05	HSBC Finance Corp.	3.81%	19,995,767
25,000,000	11/01/05	MetLife Funding, Inc.	3.86%	25,000,000
63,936,000	11/01/05	Prudential Financial, Inc.	4.02%	63,936,000
64,735,000	11/01/05	UBS Finance Delaware, LLC	4.05%	64,735,000

Total Commercial Paper
(at amortized cost)				$313,868,533

Short-Term Investments — 0.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Value

$2,000,000	11/01/05	Investors Bank and Trust Company Time Deposit	4.03%	$2,000,000

Total Short-Term Investments
(at amortized cost)				$2,000,000

Total Investments — 102.8%
(identified cost, $6,661,735,086)				$6,691,438,805

Less Unfunded Loan Commitments — (4.2)%				$(277,042,438)

Net Investments — 98.6%
(identified cost, $6,384,692,648)				$6,414,396,367

Other Assets, Less Liabilities — 1.4%				$91,661,616

Net Assets — 100.0%				$6,506,057,983

EUR – Euro

GBP – British Pound

(1)               Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“‘LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)               Unfunded loan commitments. See Note 1E for description.

(3)               Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)               Defaulted security.

(5)               Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $43,794,800 or 0.7% of the Portfolio’s net assets.

(6)               Non-income producing security.

(7)               Restricted security.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2005

Assets
Investments, at value
(identified cost, $6,384,692,648)	$6,414,396,367
Foreign currency, at value
(identified cost, $1,007,596)	1,007,293
Receivable for investments sold	17,654,312
Receivable for open swap contracts	353,034
Interest and dividends receivable	33,544,770
Receivable for open forward foreign currency contracts	3,914,831
Cash collateral segregated to cover open swap contracts	55,300,000
Prepaid expenses	646,656
Total assets	$6,526,817,263

Liabilities
Due to bank	$17,655,978
Payable to affiliate for investment advisory fees	2,808,982
Payable to affiliate for Trustees’ fees	2,788
Accrued expenses	291,532
Total liabilities	$20,759,280
Net Assets applicable to investors’ interest in Portfolio	$6,506,057,983

Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$6,472,242,145
Net unrealized appreciation (computed on the basis of identified cost)	33,815,838
Total	$6,506,057,983

Statement of Operations

For the Year Ended October 31, 2005

Investment Income
Interest	$319,674,483
Dividends	2,453
Total investment income	$319,676,936

Expenses
Investment adviser fee	$31,396,020
Trustees’ fees and expenses	29,572
Custodian fee	963,532
Legal and accounting services	465,535
Miscellaneous	396,834
Total expenses	$33,251,493
Deduct —
Reduction of custodian fee	$53,996
Total expense reductions	$53,996

Net expenses	$33,197,497

Net investment income	$286,479,439

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(11,369,424)
Swap contracts	890,313
Foreign currency and forward foreign currency exchange contract transactions	4,218,283
Net realized loss	$(6,260,828)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,024,421
Swap contracts	337,588
Foreign currency and forward foreign currency exchange contracts	3,873,151
Net change in unrealized appreciation (depreciation)	$5,235,160

Net realized and unrealized loss	$(1,025,668)

Net increase in net assets from operations	$285,453,771

See notes to financial statements

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2005	October 31, 2004
Increase (Decrease) in Net Assets
From operations —
Net investment income	$286,479,439	$124,003,812
Net realized loss from investment transactions, swap contracts, and foreign currency transactions	(6,260,828)	(6,500,801)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, and foreign currency transactions	5,235,160	25,631,911
Net increase in net assets from operations	$285,453,771	$143,134,922
Capital transactions —
Contributions	$2,972,303,225	$4,091,382,871
Withdrawals	(2,141,337,314)	(1,062,753,539)
Net increase in net assets from capital transactions	$830,965,911	$3,028,629,332

Net increase in net assets	$1,116,419,682	$3,171,764,254

Net Assets
At beginning of year	$5,389,638,301	$2,217,874,047
At end of year	$6,506,057,983	$5,389,638,301

See notes to financial statements

Supplementary Data

	Year Ended October 31,
	2005	2004	2003	2002	2001
Ratios/Supplementary Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.54%	0.56%	0.61%	0.62%	0.57%
Net expenses after custodian fee reduction	0.54%	0.56%	0.61%	0.62%	0.57%
Net investment income	4.68%	3.27%	4.05%	4.72%	6.45%
Portfolio Turnover	57%	67%	64%	76%	52%
Total Return(1)	4.77%	3.93%	6.91%	2.19%	—
Net assets, end of year (000’s omitted)	$6,506,058	$5,389,638	$2,217,874	$1,326,128	$1,387,728

†        The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	0.61%
Expenses after custodian fee reduction	0.61%
Net investment income	6.41%

(1)     Total return is required to be disclosed for the fiscal years beginning December 15, 2000.

See notes to financial statements

Floating Rate Portfolio as of October 31, 2005

NOTES TO FINANCIAL STATEMENTS

1                 Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on June 19, 2000. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio normally primarily invests in interests of senior floating rate loans. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2005, the Eaton Vance Floating-Rate Fund, Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Medallion Floating-Rate Income Fund held an approximate 67.5.%, 25.8% and 2.4% interest in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The Portfolio’s investments are primarily in interests in senior floating rate loans (Senior Loans). Certain Senior Loans are deemed to be liquid because reliable market quotations are readily available for them. Liquid Senior Loans are valued on the basis of prices furnished by a pricing service. Other Senior Loans are valued at fair value by the Fund’s investment adviser under procedures approved by the Trustees. In connection with determining the fair value of a Senior Loan, the investment adviser makes an assessment of the likelihood that the borrower will make a full repayment of the Senior Loan. The primary factors considered by the investment adviser when making this assessment are (i) the creditworthiness of the borrower, (ii) the value of the collateral backing the Senior Loan, and (iii) the priority of the Senior Loan versus other creditors of the borrower. If, based on its assessment, the investment adviser believes there is a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other loan interests issued by companies of comparable credit quality. If, based on its assessment, the investment adviser believes there is not a reasonable likelihood that the borrower will make a full repayment of the Senior Loan, the investment adviser will determine the fair value of the Senior Loan using analyses that include but are not limited to (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising such factors, data and information and the relative weight to be given thereto as it deems relevant, including without limitation, some or all of the following: (i) the fundamental characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower’s debt structure; (ii) the nature, adequacy and value of the collateral securing the Senior Loan, including the Portfolio’s rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of, among other things, its financial condition, financial statements and information about the Borrower’s business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, interests in similar Senior Loans and the market environment, investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participants in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan.

Other portfolio securities (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities which may use market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. The value of interest rate swaps will be based on dealer quotations. Short-term obligations which mature in sixty days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Over the counter options are valued at the mean between the bid and the asked price provided by dealers. Marketable securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Financial futures contracts listed on the commodity exchanges and options thereon are valued at closing settlement prices. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

B Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

C Income — Interest income from Senior Loans is recorded on the accrual basis at the then-current interest rate, while all other interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required. Fees associated with amendments are paid/recognized immediately.

D Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

E Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F Interest Rate Swaps — The Portfolio may use interest rate swaps for risk management purposes and not as a speculative investment. Pursuant to these agreements the Portfolio receives quarterly payments at a rate equal to a predetermined three-month LIBOR. In exchange, the Portfolio makes semi-annual payments at a predetermined fixed rate of interest. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. The Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

G Credit Default Swaps — The Portfolio may enter into credit default swap contracts for risk management purposes, including diversification. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have made a stream of payments and received no benefit from the contract reducing exposure to the credit by the notional amount of the contract upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

H Expense Reduction — Investors Bank & Trust (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio’s custodian fees are reported as a reduction of total expenses in the Statement of Operations.

I Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

K Other — Investment transactions are accounted for on a trade date basis.

2                 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, as compensation for management and investment advisory services rendered to the Portfolio. The fee is equivalent to 0.575% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2005, the fee was equivalent to 0.512% of the Portfolio’s average net assets for such period and amounted to $31,396,020.

Except as to Trustees of the Portfolio who are not members of EVM’s or BMR’s organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2005, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3                 Investments

The Portfolio invests primarily in Senior Loans. The ability of the issuers of the Senior Loans to meet their obligations may be affected by economic developments in a specific industry. The cost of purchases and the proceeds from principal repayments and sales of Senior Loans for the year ended October 31, 2005 aggregated $5,051,408,553, $2,782,628,052 and $481,855,558, respectively.

4                 Line of Credit

The Portfolio participates with other portfolios managed by BMR in a $500 million unsecured line of credit agreement with a group of banks to permit the Portfolio to invest in accordance with its investment practices. Interest is charged under the credit agreement at the bank’s base rate or at an amount above LIBOR. In addition, a fee computed at the annual rate of 0.09% of the daily unused portion of the line of credit is allocated among the participating portfolios at the end of each quarter. As of October 31, 2005, the Portfolio had no borrowings outstanding. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2005.

5                 Overdraft Advances

Pursuant to the custodian agreement between the Portfolio and IBT, IBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Portfolio’s assets to the extent of any overdraft. At October 31, 2005, payment due to IBT pursuant to the foregoing arrangement was $17,655,978.

6                 Federal Income Tax Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation/depreciation in the value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$6,384,700,888
Gross unrealized appreciation	$43,261,532
Gross unrealized depreciation	(13,566,053)
Net unrealized appreciation	$29,695,479

7                 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, financial futures contracts, forward foreign currency contracts, credit default swaps, and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales

			Net
Settlement			Unrealized
Date	Deliver	In Exchange For	Appreciation
11/30/05	Euro	United States Dollar
	2,997,394	3,632,842	$37,285
11/30/05	Euro	United States Dollar
	3,711,239	4,498,022	46,165
11/30/05	Euro	United States Dollar
	193,529,968	235,649,831	3,498,875
11/30/05	British Pound	United States Dollar
	24,946,510	44,479,628	332,506
			$3,914,831

Credit Default Swaps

			Net
			Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)

2,400,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	$(41,632)

1,200,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap).	(14,504)

1,200,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (39 in total, each representing 2.56% of the notional value of the swap).	5,597

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas, Inc.	241,072

5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	134,996

3,000,000 USD	3/20/2011	Agreement with Lehman Brothers dated 3/3/2005 whereby the Portfolio will receive 1.85% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	18,982

6,500,000 USD	3/20/2010	Agreement with Lehman Brothers dated 3/16/2005 whereby the Portfolio will receive 2.2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(45,059)

			Net
			Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 4/1/2005 whereby the Portfolio will receive 2% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	$(79,503)

3,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 2.4% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(53)

3,000,000 USD	6/20/2010	Agreement with Lehman Brothers dated 5/19/2005 whereby the Portfolio will receive 3.25% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Rural Cellular Corp.	(68)

3,000,000 USD	6/20/2011	Agreement with Lehman Brothers dated 6/2/2005 whereby the Portfolio will receive 2.3% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Syniverse Technologies, Inc.	78,703

7,000,000 USD	9/21/2009	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by CSG Systems, Inc.	(515)

2,000,000 USD	9/20/2010	Agreement with Lehman Brothers dated 7/9/2005 whereby the Portfolio will receive 1.95% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Pinnacle Entertainment, Inc.	(58,740)

5,000,000 USD	12/20/2010	Agreement with Lehman Brothers dated 10/26/2005 whereby the Portfolio will receive 2.15% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by EPCO Holdings, Inc.	(308)

8                 Restricted Securities

At October 31, 2005, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Restricted Securities

	Date of	Shares/
Description	Acquisition	Face	Cost	Fair Value

Common Stocks
Knowledge Universe, Inc.	10/23/04	25	$25,000	$41,601
			$25,000	$41,601
Preferred Stocks
Hayes Lemmerz International	6/23/03	350	$17,500	$5,912
			$17,500	$5,912
			$42,500	$47,513

Floating Rate Portfolio as of October 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments as of October 31, 2005, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and Senior Loans owned as of October 31, 2005 by correspondence with the custodian and selling or agent banks; where replies were not received from selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating-Rate Portfolio as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2005

Eaton Vance Floating-Rate Fund as of October 31, 2005

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Floating Rate Portfolio (the “Portfolio”) and its investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•   An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•   An independent report comparing the expense ratio of the Eaton Vance Floating-Rate Fund to those of comparable funds;

•   Information regarding Fund investment performance (including on a risk-adjusted basis) in comparison to relevant peer groups of funds and appropriate indices;

•   The economic outlook and the general investment outlook in relevant investment markets;

•   Eaton Vance Management’s (“Eaton Vance”) results and financial condition and the overall organization of the investment adviser;

•   The procedures and processes used to determine the fair value of Fund assets, including, in particular, the valuation of senior loan portfolios and actions taken to monitor and test the effectiveness of such procedures and processes;

• Eaton Vance’s management of the relationship with the custodian, subcustodians and fund accountants;

•   The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•   The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•   The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser’s portfolio management capabilities, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser’s experience in managing senior loan portfolios. The Special Committee noted the experience of the 26 bank loan investment professionals and other personnel who would provide services under the investment advisory agreement, including four portfolio managers and 15 analysts. Many of these portfolio managers and analysts have previous experience working for commercial banks and other lending institutions. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund’s investment performance (including on a risk-adjusted basis), the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Portfolio are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund’s expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser’s profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Fund and Portfolio and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in managing the Portfolio, and concluded that the fee breakpoints which are in place will allow for an equitable sharing of such benefits, when realized, with the Portfolio and the shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure, is in the interests of shareholders.

Eaton Vance Floating-Rate Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to its position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee	Trustee of the Trust since 1991; of the Portfolio since 2000	Chairman, President and Chief Executive Officer of BMR, EVC, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust and the Portfolio.	161	Director of EVC
Noninterested Trustee(s)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Professor, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	152	None

Samuel L. Hayes, III 2/23/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 2000 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration.	161	Director of Tiffany & Co. (specialty retailer) and Telect, Inc. (telecommunication services company)

William H. Park 9/19/47	Trustee	Since 2003	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982- 2001).	161	None

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee
Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner Covington & Burling, Washington, DC (1991-2000).	161	None

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1986; of the Portfolio since 2000

President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).

				161	None

Lynn A. Stout 9/14/57	Trustee	Trustee of the Trust since 1998; of the Portfolio since 2000	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor (since 2000). Formerly, President and Chief Executive Officer, Redwood Investment Systems, Inc. (software developer) (2000). Formerly, President and Chief Executive Officer, State Street Research & Management (investment advisor), SSRM Holdings (parent of State Street Research & Management), and SSR Realty (institutional realty manager) (1992- 2000).	152	Director of Carey & Company LLC (manager of real estate investment trusts)

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002

Executive Vice President of EVM, BMR, EVC and EV; Chief Investment Officer of EVM and BMR and Director of EVC. Chief Executive Officer of Belair Capital Fund LLC, Belcrest Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 65 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Kevin S. Dyer 2/21/75	Vice President of the Trust	Since 2005	Assistant Vice President of EVM and BMR. Officer of 24 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.

Michael R. Mach 7/15/47	Vice President of the Trust	Since 1999	Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Scott H. Page 11/30/59	Vice President of the Portfolio	Since 2000	Vice President of EVM and BMR. Officer of 14 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Senior Vice President and Chief Equity Investment Officer of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Walter A. Row, III 7/20/57	Vice President of the Trust	Since 2001	Director of Equity Research and a Vice President of EVM and BMR. Officer of 31 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 33 registered investment companies managed by EVM or BMR.

Susan Schiff 3/31/61	Vice President of the Trust	Since 2002	Vice President of EVM and BMR. Officer of 29 registered investment companies managed by EVM or BMR.

Payson F. Swaffield 8/13/56	President of the Portfolio	Since 2002(2)	Vice President of EVM and BMR. Officer of 14 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Treasurer of the Trust since 2005(3); and of the Portfolio since 2002(2).	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Secretary of the Trust since 1997; of the Portfolio since 2000	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)     Includes both master and feeder funds in a master-feeder structure.

(2)     Prior to 2002, Mr. Swaffield served as Vice President of the Portfolio since 2000 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 2000.

(3)     Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2004 and October 31, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	10/31/2004	10/31/2005

Audit Fees	$64,440	$67,980

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,200	$5,460

All Other Fees(3)	$0	$0

Total	$69,640	$73,440

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

Each of the fiscal years ended October 31, 2004 and October 31, 2005, $35,000 was billed by the registrant’s principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2004 and October 31, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	10/31/2004	10/31/2005

Registrant	$5,200	$5,460

Eaton Vance(1)	$344,230	$170,983

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9.           Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer as of October 31, 2005

Date:	December 16, 2005

By:	/s/Dan A. Maalouly
Dan A. Maalouly
Treasurer

Date:	December 16, 2005

By:	/s/Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 16, 2005